OTHER NON-CURRENT LIABILITIES (Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Reconciliation of changes in other provisions [abstract]
Balance, January 1, 2018	$ 12,240	$ 10,790
Changes in estimates made during the fiscal year	796	1,208
Accretion of interest	153	242
Balance, December 31, 2018	$ 13,189	$ 12,240
Expected Timing Of Outflows, Other Provisions	20 years